INCOME TAXES - Schedule of components of earnings (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Canadian	$ (23,901)	$ 10,880	$ 7,205
Foreign	(35,717)	(34,574)	512
Earnings (loss) before income taxes	$ (59,618)	$ (23,694)	$ 7,717